PREPAID EXPENSES AND OTHER CURRENT ASSETS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following as of December 31, 2018 and March 31, 2018:

	December 31,	March 31,
	2018	2018
Advances to technical managers	$578,197	$467,932
Insurance claims receivable	697,258	956,471
Prepaid insurance	579,838	882,347
Deposit	250,000	250,000
Advances to agents	548,968	2,757,518
Other	1,077,204	768,567
Total prepaid expenses and other current assets	$3,731,465	$6,082,835